12. Commitments and Contingent Liabilities (Details - Operating Lease) - USD ($)	Mar. 31, 2019	Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Operating lease commitment current year		$ 24,583
Operating lease 2020		0
Total minimum lease payments	$ 12,449	$ 24,583